LEASES - Operating lease and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Land use right, net	$ 1,482	$ 1,449
Operating lease right-of-use assets (excluding land use right)	4,586	8,481
Total operating lease right-of-use assets	6,068	9,930
Operating lease liabilities, current	2,818	4,047
Operating lease liabilities, non-current	1,886	4,780
Total operating lease liabilities	$ 4,704	$ 8,827
Land use right lease term	48 years 3 months	49 years 3 months
Operating leases term	1 year 9 months 25 days	2 years 6 months 10 days
Operating leases discount rate	3.31%	3.23%